Corporate information and main business (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 ARS ($)
Corporate information and main business
Cash Received Dividends From Tmb And Tsm			$ 414,528
Shares consideration	$ 12,189,364
Shares consideration USD amount		$ 69.4
Tax withholdings paid	$ 1,645,564